Banking facilities (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Prime Rate [Member] | H I B O R [Member]
Net Investment Income [Line Items]
Prime rate	5.00%	0.32%
Amounts Available [Member]
Net Investment Income [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss	$ 5,128	$ 5,128
Amounts Utilized [Member]
Net Investment Income [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss	332	992
Amounts Unutilized [Member]
Net Investment Income [Line Items]
Accounts and Financing Receivable, after Allowance for Credit Loss	$ 4,796	$ 4,136